Trading assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trading liabilities
Deposits
Repos	£ 27,626	£ 28,578
Cash Collateral received	11,889	11,966
Other deposits	884	740
Total deposits	40,399	41,284
Debt securities in issue	215	234
Financial institutions and Corporate	558	702
Total short positions	10,023	7,504
Total	50,637	49,022
Trading assets
Loans
Reverse repos	22,704	27,656
Cash Collateral given	6,048	5,701
Other loans	526	295
Total loans	29,278	33,652
Securities
Financial institutions and corporate	3,071	2,477
Total securities	18,088	12,885
Total	47,366	46,537
UNITED KINGDOM | Trading liabilities
Deposits
Short positions in government securities	2,411	1,504
UNITED KINGDOM | Trading assets
Securities
Central and local government securities	2,508	2,120
UNITED STATES | Trading liabilities
Deposits
Short positions in government securities	2,100	1,161
UNITED STATES | Trading assets
Securities
Central and local government securities	4,129	4,153
Other | Trading liabilities
Deposits
Short positions in government securities	4,954	4,137
Other | Trading assets
Securities
Central and local government securities	£ 8,380	£ 4,135